Insider Trading Arrangements	12 Months Ended
Dec. 31, 2024
Insider Trading Policies and Procedures [Line Items]
Insider Trading Policies and Procedures Not Adopted [Text Block]

Under our Insider Trading Policy, our directors, officers, and covered employees (and each such individual’s spouse, other persons living in such person’s household and minor children and entities over which such person exercises control, as described in the policy) are prohibited from engaging the following transactions at any time: (i) engaging in short term trading of our securities (ii) engaging in short sales of our securities; (iii) trading in put options, call options or other derivative securities on our securities (iv) holding our securities in a margin account or otherwise pledging our securities as collateral for loan; and (iv) engaging in hedging or monetization transactions or similar arrangements with respect to our securities; unless advance approval for the transaction is obtained from the compliance officer of the policy.

Material Terms of Trading Arrangement [Text Block]

Under our Insider Trading Policy, our directors, officers, and covered employees (and each such individual’s spouse, other persons living in such person’s household and minor children and entities over which such person exercises control, as described in the policy) are prohibited from engaging the following transactions at any time: (i) engaging in short term trading of our securities (ii) engaging in short sales of our securities; (iii) trading in put options, call options or other derivative securities on our securities (iv) holding our securities in a margin account or otherwise pledging our securities as collateral for loan; and (iv) engaging in hedging or monetization transactions or similar arrangements with respect to our securities; unless advance approval for the transaction is obtained from the compliance officer of the policy.

Our Company’s insider trading policy was adopted to govern the purchase and sale of our Company’s securities by our directors, officers, and covered employees to ensure these transactions are conducted in compliance with applicable securities laws, and in particular, to ensure avoiding trading in the Company’s securities while in possession of material, non-public information about our Company.

A copy of our Insider Trading Policy was included as Exhibit 19.1 to our Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2024. A copy of our Insider Trading Policy is also available on the “Investor Relations-Corporate Governance” page our principal corporate website located at https://www.onfolio.com.

We have adopted a compensation recovery policy (“clawback policy”) that applies to incentive compensation. The purpose of the clawback policy is to enable the Company to recover erroneously awarded compensation in the event that the Company is required to prepare an accounting restatement. Under the clawback policy, an accounting restatement means an accounting restatement due to the material noncompliance of the Company with any financial reporting requirement under the securities laws, including any required accounting restatement to correct an error in previously issued financial statements that is material to the previously issued financial statements or that would result in a material misstatement if the error were corrected in the current period or left uncorrected in the current period. In the clawback policy, erroneously awarded compensation generally means, in the event of an accounting restatement, the amount of incentive-based compensation previously received that exceeds the amount of incentive-based compensation that otherwise would have been received had it been determined based on the restated amounts in the accounting restatement. The clawback policy is annexed to our Annual Report as Exhibit 97.1.

Insider Trading Policies and Procedures Adopted [Flag]	true
Trading Arrangement, Individual Title	true